Risk management - Disclosure of sensitivity analysis, by entity (Details)	Dec. 31, 2024
Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.10%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.90%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(0.70%)
Mortgages | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.00%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.60%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.30%)
Mortgages | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	10.80%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(4.80%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	6.60%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(3.70%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(9.50%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	22.50%
Mortgages | Santander Bank, National Association | US | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	13.50%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(10.50%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	24.90%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(11.00%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(43.10%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	54.30%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	0.00%
Change in provision assuming 100bp increase in Manheim index (as a percent)	0.00%
Consumer loans | Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.60%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(1.80%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	3.10%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.50%)
Change in provision assuming 100bp increase in interest rate (as a percent)	1.90%
Corporates | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	4.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(4.20%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	8.00%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.80%)
Corporates | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.40%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.70%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	5.40%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.20%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(3.40%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	7.40%
Corporates | Santander Bank, National Association | US | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	8.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(6.20%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	12.50%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(6.10%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(20.70%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	28.60%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	0.00%
Change in provision assuming 100bp increase in Manheim index (as a percent)	0.00%
Corporates | Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.00%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(4.90%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	5.80%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(1.00%)
Change in provision assuming 100bp increase in interest rate (as a percent)	3.40%
Auto | Santander Bank, National Association | US | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.80%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.30%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.80%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(5.80%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	9.00%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	1.40%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(1.10%)
Other | Banco Santander (Brasil) S.A. | Brazil | South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(2.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	4.70%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.90%)
Change in provision assuming 100bp increase in interest rate (as a percent)	2.90%
SC Auto | Santander Consumer USA Holdings Inc. | US | North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.70%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(3.10%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	4.50%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	0.70%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(0.60%)